Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements of Cash and Cash Equivalents and Investments

The following table presents fair value measurements of investments, unfunded revolving and delayed draw loan commitments and derivatives as of December 31, 2025:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
First lien senior secured loans	$—	$6,617,396	$10,542,870	$17,160,266
Second lien senior secured loans	—	287,211	141,949	429,160
Senior subordinated loans	—	5,086	1,063,756	1,068,842
Corporate bonds	—	—	99,063	99,063
Collateralized loan obligations	—	—	1,051,264	1,051,264
Commercial mortgage-backed securities	—	—	99,962	99,962
Private asset-backed investments	—	—	300,947	300,947
Investments in joint ventures	—	—	391,000	391,000
Preferred equity	—	—	317,476	317,476
Other equity	—	—	489,521	489,521
Investments not measured at net asset value	$—	$6,909,693	$14,497,808	$21,407,501
Investments measured at net asset value(1)				101,097
Total investments				$21,508,598
Unfunded revolving and delayed draw loan commitments(2)	$—	$—	$(10,885)	$(10,885)
Derivatives:
Foreign currency forward contracts	$—	$(22,867)	$—	$(22,867)
Interest rate swaps	$—	$58,008	$—	$58,008
(1)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated statements of assets and liabilities.
(2)	The fair value of unfunded revolving and delayed draw loan commitments is included in “accounts payable and other liabilities” in the accompanying consolidated statements of assets and liabilities.

The following table presents fair value measurements of investments, unfunded revolving and delayed draw loan commitments and derivatives as of December 31, 2024:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
First lien senior secured loans	$—	$5,481,780	$4,648,527	$10,130,307
Second lien senior secured loans	—	128,558	29,942	158,500
Senior subordinated loans	—	—	213,500	213,500
Corporate bonds	—	—	65,312	65,312
Collateralized loan obligations	—	—	370,985	370,985
Commercial mortgage-backed securities	—	—	29,161	29,161
Private asset-backed investments	—	—	208,357	208,357
Preferred equity	—	—	122,570	122,570
Other equity	—	—	247,144	247,144
Investments not measured at net asset value	$—	$5,610,338	$5,935,498	$11,545,836
Investments measured at net asset value(1)				3,313
Total investments				$11,549,149
Unfunded revolving and delayed draw loan commitments(2)	$—	$—	$(5,572)	$(5,572)
Derivatives:
Foreign currency forward contracts	$—	$8,506	$—	$8,506
Interest rate swaps	$—	$(28,598)	$—	$(28,598)
(1)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated statements of assets and liabilities.
(2)	The fair value of unfunded revolving and delayed draw loan commitments is included in “accounts payable and other liabilities” in the accompanying consolidated statements of assets and liabilities.

Schedule of Significant Unobservable Inputs used to Value Investments

The following tables summarize the significant unobservable inputs the Valuation Designee used to value the majority of the Fund’s investments categorized within Level 3 as of December 31, 2025 and 2024. The tables are not intended to be all-inclusive, but instead to capture the significant unobservable inputs relevant to the determination of fair values.

	As of December 31, 2025
			Unobservable Input
		Primary Valuation			Weighted
Asset Category	Fair Value	Techniques	Input	Estimated Range	Average(1)
First lien senior secured loans	$10,364,836	Yield analysis	Market yield	5.5% – 19.1%	9.1%
	167,884	Broker quotes	N/A	N/A	N/A
	10,150	Transaction Cost	N/A	N/A	N/A
Second lien senior secured loans	141,949	Yield analysis	Market yield	8.2% – 19.6%	12.9%
Senior subordinated loans	1,032,512	Yield analysis	Market yield	7.0% – 24.7%	10.6%
	31,244	Transaction Cost	N/A	N/A	N/A
Corporate bonds	99,063	Broker quotes	N/A	N/A	N/A
Collateralized loan obligations	1,047,274	Broker quotes	N/A	N/A	N/A
	3,990	Transaction cost	N/A	N/A	N/A
Commercial mortgage-backed securities	99,962	Broker quotes	N/A	N/A	N/A
Private asset-backed investments	202,865	Yield analysis	Market yield	4.0% – 13.8%	8.7%
	50,750	Broker quotes	N/A	N/A	N/A
	41,570	Transaction cost	N/A	N/A	N/A
	5,762	Income (other)	Constant default rate	0.0% – 7.0%	1.7%
Investments in joint ventures	391,000	Yield analysis	Market yield	10.0%	10.0%
Preferred equity	165,475	EV market multiple analysis	EBITDA multiple	7.1x – 22.5x	12.4x
	152,001	Yield analysis	Market yield	9.8% – 15.0%	12.9%
Other equity	489,521	EV market multiple analysis	EBITDA multiple	7.2x – 33.0x	15.1x
Total investments	$14,497,808
(1)	Unobservable inputs were weighted by the relative fair value of the investments.

	As of December 31, 2024
			Unobservable Input
		Primary Valuation			Weighted
Asset Category	Fair Value	Techniques	Input	Estimated Range	Average(1)
First lien senior secured loans	$4,384,607	Yield analysis	Market yield	6.3% – 15.8%	10.0%
	263,920	Broker quotes	N/A	N/A	N/A
Second lien senior secured loans	29,942	Yield analysis	Market yield	9.6% – 16.0%	11.3%
Senior subordinated loans	213,500	Yield analysis	Market yield	8.4% – 18.3%	11.3%
Corporate bonds	40,286	Broker quotes	N/A	N/A	N/A
	25,026	Transaction cost	N/A	N/A	N/A
Collateralized loan obligations	344,155	Broker quotes	N/A	N/A	N/A
	26,830	Transaction cost	N/A	N/A	N/A
Commercial mortgage-backed securities	29,161	Broker quotes	N/A	N/A	N/A
Private asset-backed investments	99,799	Yield analysis	Market yield	2.6% – 13.8%	8.8%
	74,643	Transaction cost	N/A	N/A	N/A
	29,782	Broker quotes	N/A	N/A	N/A
	4,133	Income (other)	Constant default rate	0.0% – 10.3%	4.0%
Preferred equity	67,424	Yield analysis	Market yield	9.8% – 15.0%	12.5%
	55,146	EV market multiple analysis	EBITDA multiple	3.4x – 23.0x	18.1x
Other equity	247,144	EV market multiple analysis	EBITDA multiple	8.0x – 34.6x	12.7x
Total investments	$5,935,498
(1)	Unobservable inputs were weighted by the relative fair value of the investments.

Schedule of Changes in Investments using Level 3 Inputs

The following table presents changes in investments that use Level 3 inputs as of and for the year ended December 31, 2025:

As of and For the Year Ended
December 31, 2025
Balance as of December 31, 2024	$5,935,498
Net realized gains	31,058
Net unrealized gains	145,112
Purchases	10,392,681
Sales	(585,311)
Repayments	(1,187,965)
PIK interest and dividends	81,200
Net accretion of discount on investments	25,821
Transfers into Level 3	337,669
Transfers out of Level 3	(677,955)
Balance as of December 31, 2025	$14,497,808

The following table presents changes in investments that use Level 3 inputs as of and for the year ended December 31, 2024:

As of and For the Year Ended December 31, 2024
Balance as of December 31, 2023	$1,002,343
Net realized gains	4,037
Net unrealized gains	51,957
Purchases	5,368,849
Sales	(159,181)
Repayments	(207,091)
PIK interest and dividends	24,834
Net accretion of discount on investments	10,729
Transfers into Level 3	153,782
Transfers out of Level 3	(314,761)
Balance as of December 31, 2024	$5,935,498

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments

The following are the carrying and fair values of the Fund’s debt obligations as of December 31, 2025 and 2024.

	As of December 31,
	2025			2024
	Carrying Value(1)		Fair Value(6)	Carrying Value(1)		Fair Value(6)
Revolving Credit Facility	$2,525,642		$2,525,642	$489,453		$489,453
SG Funding Facility	612,811		612,811	861,811		861,811
SB Funding Facility	400,000		400,000	75,000		75,000
BNP Funding Facility	900,000		900,000	250,000		250,000
January 2037 CLO Notes (principal amount outstanding of $476,000)(2)	473,310	(3)	473,310	473,120	(3)	473,120
April 2038 CLO Debt (principal amount outstanding of $350,000 and $0, respectively)(2)	348,196	(3)	348,196	—		—
January 2039 CLO Debt (principal amount outstanding of $532,000 and $0, respectively)(2)	529,820	(3)	529,820	—		—
March 2028 Notes (principal amount outstanding of $1,000,000)	1,004,008	(3)(4)	1,013,110	984,492	(3)(4)	1,000,510
September 2028 Notes (principal amount outstanding of $600,000 and $0, respectively)	597,103	(3)(4)	604,992	—		—
January 2029 Notes (principal amount outstanding of $600,000 and $0, respectively)	589,036	(3)(4)	593,616	—		—
August 2029 Notes (principal amount outstanding of $700,000)	705,261	(3)(4)	717,759	687,445	(3)(4)	712,824
February 2030 Notes (principal amount outstanding of $750,000)	731,239	(3)(4)	757,665	705,863	(3)(4)	740,565
September 2030 Notes (principal amount outstanding of $500,000 and $0, respectively)	496,117	(3)(4)	505,680	—		—
January 2031 Notes (principal amount outstanding of $500,000 and $0, respectively)	483,459	(3)(4)	491,060	—		—
March 2032 Notes (principal amount outstanding of $750,000 and $0, respectively)	764,594	(3)(4)	770,467	—		—
Total	$11,160,596	(5)	$11,244,128	$4,527,184	(5)	$4,603,283
(1)	The Revolving Credit Facility, the SG Funding Facility, the SB Funding Facility and the BNP Funding Facility carrying values are the same as the principal amounts outstanding.
(2)	Excludes the January 2037 CLO Subordinated Notes, the April 2038 CLO Subordinated Notes and the January 2039 CLO Subordinated Notes, which were retained by the Fund and, as such, eliminated in consolidation. See Note 5 for more information on the Debt Securitizations.
(3)	Represents the aggregate principal amount outstanding, less unamortized debt issuance costs and the unaccreted discount recorded upon issuance.
(4)	The carrying value of the March 2028 Notes, the September 2028 Notes, the January 2029 Notes, the August 2029 Notes, the February 2030 Notes, the September 2030 Notes, the January 2031 Notes and the March 2032 Notes as of December 31, 2025 includes adjustments as a result of effective hedge accounting relationships. The carrying value of the March 2028 Notes, the August 2029 Notes and the February 2030 Notes as of December 31, 2024 includes adjustments as a result of effective hedge accounting relationships. See Notes 5 and 6 for more information.
(5)	Total principal amount of outstanding debt totaled $11,194,548 and $4,602,317 as of December 31, 2025 and 2024, respectively.
(6)	The fair value of the debt obligations would be categorized as Level 2 under ASC 820-10.